CLASS A ORDINARY SHARES (Details)						12 Months Ended
	Mar. 15, 2023 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 Vote ¥ / shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 shares	Apr. 05, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	May 21, 2020 shares	Dec. 10, 2019 ¥ / shares shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio						0.2	0.2
Number of ordinary shares called for by warrants													1,680,000	911,112
Placement agent's fees and other estimated offering expenses						$ 4,700,000	¥ 30,408,264
Percentage transfer of profit to statutory reserves						10.00%	10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital						50.00%	50.00%
Appropriated retained earnings						$ 572,163		¥ 4,148,929		¥ 4,148,929
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio					0.2
Ordinary shares, shares authorized						150,000,000		150,000,000		150,000,000		150,000,000
Par value (in dollars per share) | (per share)	$ 0.0925	$ 0.0925	¥ 0.62			$ 0.0925			$ 0.0925			$ 0.0925
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive				23,049,639
Ordinary shares, shares outstanding				4,611,720		40,528,218		40,528,218		29,700,718
Authorized share capital | $												$ 15,725,000
Number of votes | Vote			1
Stock issuance (in shares)	8,827,500	6,014,102
Number of ordinary shares called for by warrants	10,002,500					863,333		863,333		7,950,769	8,814,102
Class A ordinary shares | Minimum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized					20,000,000										20,000,000
Par value (in dollars per share) | $ / shares					$ 0.0185
Class A ordinary shares | Maximum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized					100,000,000										100,000,000
Par value (in dollars per share) | (per share)					$ 0.0925										¥ 0.62
Class B ordinary shares
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized						20,000,000		20,000,000		20,000,000		20,000,000
Par value (in dollars per share) | (per share)			¥ 0.62			$ 0.0925			$ 0.0925			$ 0.0925
Ordinary shares, shares outstanding						7,100,000		7,100,000		4,100,000
Authorized share capital | $												$ 1,850,000
Number of votes | Vote			15
Pre-funded warrants
CLASS A ORDINARY SHARES.
Stock issuance (in shares)	1,175,000	2,800,000
Number of ordinary shares called for by warrants	10,002,500	8,814,102
Gross proceeds | $	$ 8,000,000.0	$ 55,000,000.0